SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenues	$ 2,663	$ 1,946	$ 5,346	$ 4,142
Net income attributable to partnership	352	(61)	542	58
Statement of financial position [abstract]
Current assets	5,878		5,878		$ 3,711
Non-current assets	54,400		54,400		57,620
Current liabilities	7,013		7,013		5,524
Non-current liabilities	31,814		31,814		34,134
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,703		1,703		1,687
Non-controlling interest, Exchange LP units, equity	11		11		12
Non-controlling interests—in operating subsidiaries	13,475		13,475		13,954
Preferred unitholders	1,324		1,324		1,130
Non-controlling interest, Exchangeable Shares, Equity	643		643		638
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	192	(67)	281	(15)
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	5,599		5,599		5,363
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Non-controlling interest, Exchangeable Shares, Equity	0		0		0
The Fincos [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	0		0		0
Current liabilities	0		0		0
Non-current liabilities	2,326		2,326		2,027
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Non-controlling interest, Exchangeable Shares, Equity	0		0		0
BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	0	0	0	0
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	1,218		1,218		944
Current liabilities	79		79		77
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Non-controlling interest, Exchangeable Shares, Equity	0		0		0
BIPC Holdings [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	119	(266)	134	(149)
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	2,238		2,238		2,238
Current liabilities	0		0		0
Non-current liabilities	502		502		591
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Non-controlling interest, Exchangeable Shares, Equity	0		0		0
Subsidiaries of our partnership other than the Fincos and BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0	0
Net income attributable to partnership	233	205	408	207
Statement of financial position [abstract]
Current assets	0		0		0
Non-current assets	7,427		7,427		7,232
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0		0		0
Non-controlling interest, Exchange LP units, equity	0		0		0
Non-controlling interests—in operating subsidiaries	0		0		0
Preferred unitholders	0		0		0
Non-controlling interest, Exchangeable Shares, Equity	0		0		0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	2,663	1,946	5,346	4,142
Net income attributable to partnership	(192)	$ 67	(281)	$ 15
Statement of financial position [abstract]
Current assets	5,878		5,878		3,711
Non-current assets	37,918		37,918		41,843
Current liabilities	6,934		6,934		5,447
Non-current liabilities	28,986		28,986		31,516
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,703		1,703		1,687
Non-controlling interest, Exchange LP units, equity	11		11		12
Non-controlling interests—in operating subsidiaries	13,475		13,475		13,954
Preferred unitholders	1,324		1,324		1,130
Non-controlling interest, Exchangeable Shares, Equity	$ 643		$ 643		$ 638